SHARE BASED PAYMENTS - Share-Based Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED PAYMENTS
Balance at beginning of the year	R 434.5	R 481.7	R 599.6
Fair value loss on obligations	249.9	(171.5)	(1,076.6)
Cash-settled share-based payments paid	(21.7)	(433.6)	(1,518.6)
Share-based payment obligation on acquisition of subsidiary	45.1	200.4
Balance at end of the year	225.7	434.5	481.7
Current portion of share-based payment obligations	(56.8)	(12.3)	(235.2)
Share-based payment obligations, non-current	168.9	422.2	246.5
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Balance at beginning of the year	399.5	240.3
Increase due to share-based payments expense			240.3
Balance at end of the year	149.7	399.5	240.3
Share-Based Payment Arrangements Other Than BEE Transaction [Member]
SHARE-BASED PAYMENTS
Balance at beginning of the year	35.0	241.4
Increase due to share-based payments expense	17.7	14.5	83.8
Balance at end of the year	R 76.0	R 35.0	R 241.4